Income tax - Current and deferred portions of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Current income tax expense	$ 141	$ 375	$ 3,445
Deferred tax benefits	506	(11,557)	(905)
Income tax expense/(credit)	$ 647	$ (11,182)	$ 2,540